Summary of Significant Accounting Policies - Schedule of Fair Value Impairments, Average Prices of Oil and Gas Properties And Applicable Discount Rates (Detail) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / bbl $ / Mcf	Sep. 30, 2015 USD ($) $ / bbl $ / Mcf	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair Value And Impairments Oil And Gas Properties [Line Items]
Impairment of oil and gas properties	$ 1,742	$ 254,246	$ 544,714	$ 1,984	$ 403	$ 59,997	$ 15	$ 256	$ 24,460	$ 2,387	$ 801,347	$ 60,268	$ 652
Oil Properties
Fair Value And Impairments Oil And Gas Properties [Line Items]
Fair Value		3,030	330,257								3,030
Impairment of oil and gas properties		$ 16,036	$ 405,308
Management's Oil Price Outlook | $ / bbl		73.48	73.70
Management's Gas Price Outlook | $ / Mcf			4.04
Oil Properties | Minimum
Fair Value And Impairments Oil And Gas Properties [Line Items]
Annual Discount Rate		10.00%	10.00%
Oil Properties | Maximum
Fair Value And Impairments Oil And Gas Properties [Line Items]
Annual Discount Rate		20.00%	20.00%
Natural Gas Properties
Fair Value And Impairments Oil And Gas Properties [Line Items]
Fair Value		$ 123,926	$ 61,625								$ 123,926
Impairment of oil and gas properties		$ 238,210	$ 139,406
Management's Oil Price Outlook | $ / bbl		70.76	75.91
Management's Gas Price Outlook | $ / Mcf		3.74	3.91
Natural Gas Properties | Minimum
Fair Value And Impairments Oil And Gas Properties [Line Items]
Annual Discount Rate		10.00%	10.00%
Natural Gas Properties | Maximum
Fair Value And Impairments Oil And Gas Properties [Line Items]
Annual Discount Rate		20.00%	20.00%